INTANGIBLE ASSETS, NET - Narrative (Details) € in Millions	12 Months Ended
	Dec. 31, 2022 USD ($) payment_installment	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Dec. 31, 2022 EUR (€)
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5,500,000	$ 0		$ 0
Impairment of indefinite-lived intangible assets	0	0		$ 0
Impairment of intangible assets, finite-lived	$ 0	0
Impairment, Intangible Asset, Finite-Lived, Statement of Income or Comprehensive Income [Extensible Enumeration]				Impairment expense
Impairment, Intangible Asset, Indefinite-Lived (Excluding Goodwill), Statement of Income or Comprehensive Income [Extensible Enumeration]	Impairment expense
Acquired intangible assets included in liabilities	$ 0	47,181,000		$ 0
Other long-term liabilities	6,303,000	84,033,000
In Process Research and Development
Finite-Lived Intangible Assets [Line Items]
Impairment of indefinite-lived intangible assets				12,100,000
Trademarks
Finite-Lived Intangible Assets [Line Items]
Impairment of intangible assets, finite-lived				$ 300,000
S-WAY Product and Platform license
Finite-Lived Intangible Assets [Line Items]
Amortization expense	$ 5,400,000
S-WAY Product and Platform license | Series D Preferred Stock
Finite-Lived Intangible Assets [Line Items]
Useful life	7 years
FCPM License
Finite-Lived Intangible Assets [Line Items]
Acquired intangible assets included in liabilities		$ 47,200,000	€ 40.0
Other long-term liabilities	$ 32,100,000				€ 30.0
Number of installment payments | payment_installment	3